UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-130192-05


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       30-0367837, 35-2272774, 37-1524729
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CW1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
      A-1A        [   ]           [   ]           [ x ]
      A-1B        [   ]           [   ]           [ x ]
      A-2         [   ]           [   ]           [ x ]
      A-3         [   ]           [   ]           [ x ]
      A-4         [   ]           [   ]           [ x ]
      A-5         [   ]           [   ]           [ x ]
      M-1         [   ]           [   ]           [ x ]
      M-2         [   ]           [   ]           [ x ]
      M-3         [   ]           [   ]           [ x ]
      M-4         [   ]           [   ]           [ x ]
      M-5         [   ]           [   ]           [ x ]
      M-6         [   ]           [   ]           [ x ]
      M-7         [   ]           [   ]           [ x ]
      M-8         [   ]           [   ]           [ x ]
      M-9         [   ]           [   ]           [ x ]
      M-10        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1, Asset-Backed Pass-Through Certificates, Series 2006-CW1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    Decemnber 8, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1 relating to the November 27, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 November 27, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          8
Delinquency Trend Group                                            9
Bankruptcies                                                      10
Foreclosures                                                      11
REO Properties                                                    12
REO Property Scheduled Balance                                    13
Principal Payoffs by Group occurred in this Distribution          13
Realized Loss Group Report                                        14

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      213,081,000.00     178,639,735.22    8,596,162.78     895,729.41       9,491,892.19      0.00     0.00     170,043,572.44
A1B       53,319,000.00      44,700,804.12    2,151,007.38     226,186.07       2,377,193.45      0.00     0.00      42,549,796.74
A2       237,874,000.00     162,574,946.78   11,731,951.78     798,784.91      12,530,736.69      0.00     0.00     150,842,995.00
A3        38,072,000.00      38,072,000.00            0.00     189,154.39         189,154.39      0.00     0.00      38,072,000.00
A4       103,118,000.00     103,118,000.00            0.00     517,050.84         517,050.84      0.00     0.00     103,118,000.00
A5        51,937,000.00      51,937,000.00            0.00     264,705.58         264,705.58      0.00     0.00      51,937,000.00
M1        32,551,000.00      32,551,000.00            0.00     166,796.75         166,796.75      0.00     0.00      32,551,000.00
M2        30,322,000.00      30,322,000.00            0.00     155,930.89         155,930.89      0.00     0.00      30,322,000.00
M3        17,836,000.00      17,836,000.00            0.00      91,885.13          91,885.13      0.00     0.00      17,836,000.00
M4        15,161,000.00      15,161,000.00            0.00      78,660.32          78,660.32      0.00     0.00      15,161,000.00
M5        14,715,000.00      14,715,000.00            0.00      76,750.99          76,750.99      0.00     0.00      14,715,000.00
M6        13,377,000.00      13,377,000.00            0.00      70,875.81          70,875.81      0.00     0.00      13,377,000.00
M7        13,377,000.00      13,377,000.00            0.00      75,780.71          75,780.71      0.00     0.00      13,377,000.00
M8        11,594,000.00      11,594,000.00            0.00      67,699.30          67,699.30      0.00     0.00      11,594,000.00
M9         8,918,000.00       8,918,000.00            0.00      58,613.56          58,613.56      0.00     0.00       8,918,000.00
M10        8,918,000.00       8,918,000.00            0.00      59,839.78          59,839.78      0.00     0.00       8,918,000.00
P                100.00             100.00            0.00     287,392.94         287,392.94      0.00     0.00             100.00
R                  0.00               0.00            0.00           0.00               0.00      0.00     0.00               0.00
TOTALS   864,170,100.00     745,811,586.12   22,479,121.94   4,081,837.38      26,560,959.32      0.00     0.00     723,332,464.18

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        891,817,320.00     773,457,922.88            0.00   1,137,440.47       1,137,440.47      0.00     0.00     750,978,800.94
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                       BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL          PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       46628MAA4      838.36538790    40.34223033           4.20370380          44.54593413       798.02315758       5.470000%
A1B       46628MAB2      838.36538795    40.34223035           4.24212889          44.58435923       798.02315760       5.520000%
A2        46628MAC0      683.44983807    49.32002564           3.35801689          52.67804254       634.12981242       5.360000%
A3        46628MAD8    1,000.00000000     0.00000000           4.96833342           4.96833342     1,000.00000000       5.420000%
A4        46628MAE6    1,000.00000000     0.00000000           5.01416668           5.01416668     1,000.00000000       5.470000%
A5        46628MAF3    1,000.00000000     0.00000000           5.09666673           5.09666673     1,000.00000000       5.560000%
M1        46628MAG1    1,000.00000000     0.00000000           5.12416669           5.12416669     1,000.00000000       5.590000%
M2        46628MAH9    1,000.00000000     0.00000000           5.14250017           5.14250017     1,000.00000000       5.610000%
M3        46628MAJ5    1,000.00000000     0.00000000           5.15166685           5.15166685     1,000.00000000       5.620000%
M4        46628MAK2    1,000.00000000     0.00000000           5.18833322           5.18833322     1,000.00000000       5.660000%
M5        46628MAL0    1,000.00000000     0.00000000           5.21583350           5.21583350     1,000.00000000       5.690000%
M6        46628MAM8    1,000.00000000     0.00000000           5.29833371           5.29833371     1,000.00000000       5.780000%
M7        46628MAN6    1,000.00000000     0.00000000           5.66500037           5.66500037     1,000.00000000       6.180000%
M8        46628MAP1    1,000.00000000     0.00000000           5.83916681           5.83916681     1,000.00000000       6.370000%
M9        46628MAQ9    1,000.00000000     0.00000000           6.57250056           6.57250056     1,000.00000000       7.170000%
M10       46628MAR7    1,000.00000000     0.00000000           6.71000000           6.71000000     1,000.00000000       7.320000%
P         46628MAT3    1,000.00000000     0.00000000   2,873,929.40000000   2,873,929.40000000     1,000.00000000       0.000000%
TOTALS                   863.03794371    26.01238106           4.72341890          30.73579995       837.02556265

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                  ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46628MAS5      867.28291269     0.00000000           1.27541868           1.27541868       842.07694121       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 November 27, 2006


Dates:
Record Date                                                                                   11/24/06
Determination Date                                                                            11/15/06
Distribution Date                                                                             11/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                        391,667.15
Group 1                                                                                     205,731.75
Group 2                                                                                     185,935.40

Principal Prepayments (Total)                                                            22,043,201.44
Group 1                                                                                  10,504,771.56
Group 2                                                                                  11,538,429.88

Curtailments (Total)                                                                         44,481.48
Group 1                                                                                      36,678.94
Group 2                                                                                       7,802.54

Curtailment Interest Adjustments (Total)                                                       -214.83
Group 1                                                                                         -25.37
Group 2                                                                                        -189.46

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Other Principal Adjustments (Total)                                                             -13.30
Group 1                                                                                          13.28
Group 2                                                                                         -26.58

Interest Funds:
Gross Interest                                                                            5,172,111.87
Group 1                                                                                   1,999,583.49
Group 2                                                                                   3,172,528.38

Servicing Fees                                                                              322,274.10
Group 1                                                                                     124,001.90
Group 2                                                                                     198,272.20

Trustee Fees                                                                                  2,578.18
Group 1                                                                                         992.02
Group 2                                                                                       1,586.16

Custodian Fee                                                                                 1,289.10
Group 1                                                                                         496.01
Group 2                                                                                         793.09

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   59
Group 1                                                                                             28
Group 2                                                                                             31

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected        9,788,242.01
Group 1                                                                                   4,582,929.06
Group 2                                                                                   5,205,312.95

Amount of Prepayment Penalties Collected                                                    286,392.94
Group 1                                                                                     132,132.30
Group 2                                                                                     154,260.64

Available Remitance Amount                                                               27,325,092.43

Principal Remittance Amount (Total)                                                      22,479,121.94
Group 1                                                                                  10,747,170.16
Group 2                                                                                  11,731,951.78

Interest Remittance Amount (Total)                                                        4,845,970.49
Group 1                                                                                   1,874,093.56
Group 2                                                                                   2,971,876.93

Pool Detail:
Beginning Number of Loans Outstanding                                                            4,494
Group 1                                                                                          1,927
Group 2                                                                                          2,567

Ending Number of Loans Outstanding                                                               4,371
Group 1                                                                                          1,866
Group 2                                                                                          2,505

Beginning Aggregate Loan Balance                                                        773,457,923.06
Group 1                                                                                 297,604,507.95
Group 2                                                                                 475,853,415.11

Ending Aggregate Loan Balance                                                           750,978,801.12
Group 1                                                                                 286,857,337.79
Group 2                                                                                 464,121,463.33

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                         347
Group 1                                                                                            347
Group 2                                                                                            347

Weighted Average Net Mortgage Rate                                                            7.51840%
Group 1                                                                                       7.55671%
Group 2                                                                                       7.49443%

Interest Accrual Period
Start Date                                                                            October 25, 2006
End Date                                                                             November 27, 2006
Number of Days in Accrual Period                                                                    33

 Delinquent Mortgage Loans
          Group 1
         Category            Number  Principal Balance      Percentage
          1 Month              70        10,528,901.48           3.67%
          2 Month              19         3,129,052.25           1.09%
          3 Month               3           288,620.67           0.10%
           Total               92        13,946,574.40           4.86%
 Delinquent Mortgage Loans
          Group 2
         Category            Number  Principal Balance      Percentage
          1 Month              77        14,779,153.74           3.18%
          2 Month              29         4,819,680.77           1.04%
          3 Month              11         1,318,874.85           0.28%
           Total               117       20,917,709.36           4.51%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                           Bankruptcies
   Group Number    Number of Loans  Principal Balance  Percentage
            1             5               661,770.74        0.23%
            2             5               435,546.22        0.09%
       Total             10             1,097,316.96        0.15%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                          79,237.48
Number of Bankruptcy Loans that are 2 Months Delinquent                                            2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        178,031.22
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       404,502.04
Total Number of Bankruptcy Loans                                                                   5
Total Principal Balance of Bankruptcy Loans                                               661,770.74

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    105,829.58
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        191,881.79
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       137,834.85
Total Number of Bankruptcy Loans                                                                   5
Total Principal Balance of Bankruptcy Loans                                               435,546.22

                          Foreclosures
  Group Number     Number of Loans  Principal Balance   Percentage
          1               38            6,171,456.90         2.15%
          2               52           12,474,773.15         2.69%
     Total                90           18,646,230.05         2.48%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                          10
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     1,462,271.31
Number of Foreclosure Loans that are 3+ Months Delinquent                                         28
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    4,709,185.59
Total Number of Foreclosure Loans                                                                 38
Total Principal Balance of Foreclosure Loans                                            6,171,456.90

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                          10
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     2,082,556.13
Number of Foreclosure Loans that are 3+ Months Delinquent                                         42
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   10,392,217.02
Total Number of Foreclosure Loans                                                                 52
Total Principal Balance of Foreclosure Loans                                           12,474,773.15


                         REO Properties
  Group Number     Number of Loans  Principal Balance     Percentage
           1              3               359,379.38           0.13%
           2              8               504,232.27           0.11%
      Total               11              863,611.65           0.11%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  3
Principal Balance of REO Loans that are 3+ Months Delinquent                              359,379.38
Total Number of REO Loans                                                                          3
Total Principal Balance of REO Loans                                                      359,379.38

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  8
Principal Balance of REO Loans that are 3+ Months Delinquent                              504,232.27
Total Number of REO Loans                                                                          8
Total Principal Balance of REO Loans                                                      504,232.27


 REO Property Scheduled Balance
          Group Number      Loan Number       REO Date  Schedule       Principal Balance
                1            116070877            04/01/2006                   63,587.36
                1            117146004            06/01/2006                   76,034.59
                1            132704669            04/01/2006                  219,757.43
                2            113989178            04/01/2006                   91,220.86
                2            117177744            05/01/2006                   58,232.68
                2            126449432            04/01/2006                   72,762.09
                2            126951912            04/01/2006                   71,936.38
                2            127208377            04/01/2006                   71,821.63
                2            127398113            04/01/2006                   61,323.63
                2            132894659            04/01/2006                   61,418.39
                2             81609518            04/01/2006                   15,516.61
              Total                                                           863,611.65

Principal Payoffs by Group occured in this Distribution
    Group Number     Number of Loans     Principal Balance      Percentage
             1            0                  10,504,771.56        3.66%
             2            0                  11,538,429.88        2.49%
        Total             0                  22,043,201.44        2.94%

 Realized Loss Group Report
        Group Number       Current Loss    Cumulative Loss   Ending Balance Balance of Liquidated Loans Net Liquidation Proceeds
              1                     0.00          2,040.78   286,857,337.79                        0.00                    0.00
              2                     0.00              0.00   464,121,463.33                        0.00                    0.00
            TOTAL                   0.00          2,040.78   750,978,801.12                        0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                               2,040.78
Group 1                                                                                          2,040.78
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00
Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           4.01654%
33% of of Senior Enhancement Percetage                                                           9.50099%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00023%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       27,646,336.93
Ending Overcollateralization Amount                                                         27,646,336.94
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,058,230.98
Payment to Class C                                                                           1,137,440.47

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-3                                                                                            0.00
Class A-2                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                            85,914.37

Beginning Balance                                                                                    0.00
Additions to the Swap Account                                                                   85,914.37
Withdrawals from the Swap Account                                                               85,914.37
Ending Balance                                                                                       0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                         6,704.88
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                     6,704.88
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        2,739.33
Class M-10                                                                                       3,965.55

Interest Carryover Amount Paid This Period
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        2,739.33
Class M-10                                                                                       3,965.55

Remaining Interest Carryover Amount
Class A-1a                                                                                           0.00
Class A-1b                                                                                           0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                                0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    6.834907

One-Month LIBOR for Such Distribution Date                                                       5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                       5.470000
Class A-1b                                                                                       5.520000
Class A-2                                                                                        5.360000
Class A-3                                                                                        5.420000
Class A-4                                                                                        5.470000
Class A-5                                                                                        5.560000
Class M-1                                                                                        5.590000
Class M-2                                                                                        5.610000
Class M-3                                                                                        5.620000
Class M-4                                                                                        5.660000
Class M-5                                                                                        5.690000
Class M-6                                                                                        5.780000
Class M-7                                                                                        6.180000
Class M-8                                                                                        6.370000
Class M-9                                                                                        7.170000
Class M-10                                                                                       7.320000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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